Offerings	Sep. 04, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	10,304,716
Proposed Maximum Offering Price per Unit	23.5
Maximum Aggregate Offering Price	$ 242,160,826
Fee Rate	0.01476%
Amount of Registration Fee	$ 35,742.94
Offering Note

(1)	Publicly commmunicated offering price.
(2)
The registration fee is calculated in accordance with Rule 457(r) under the Securities Act and represents deferred payment of the registration fees in connection with the Registrant’s Registration Statement on Form
S-3
(Reg.
No. 333-281929).

(3)
Represents shares of Class A common stock that may be offered and sold by the Registrant (Primary Offering) and includes
1,584,000
shares of Class A common stock that may be purchased by the underwriters upon the exercise of their option to purchase additional shares from the Registrant.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	4,875,284
Proposed Maximum Offering Price per Unit	23.5
Maximum Aggregate Offering Price	$ 114,569,174
Fee Rate	0.01476%
Amount of Registration Fee	$ 16,910.41
Offering Note

(1)	Publicly commmunicated offering price.
(2)
The registration fee is calculated in accordance with Rule 457(r) under the Securities Act and represents deferred payment of the registration fees in connection with the Registrant’s Registration Statement on Form
S-3
(Reg.
No. 333-281929).

(4)
Represents shares of Class A common stock that may be offered and sold by the selling stockholder named in this prospectus supplement (Secondary Offering) and includes 396,000 shares of Class A common stock that may be purchased by the underwriters upon the exercise of their option to purchase additional shares from the selling stockholder named in this prospectus supplement.